Segment information - Segment performance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Revenue	$ 1,015,745	$ 962,803	$ 1,224,520
Voyage expenses	(348,238)	(383,798)	(509,340)
TCE income-Shipping	667,507	579,005	715,180
Revenue from Product Services	2,566,394	2,600,944	1,722,820
Cost of cargo and delivery expenses	(2,460,924)	(2,390,929)	(1,547,059)
Depreciation	(48,066)	(35,991)	(67,609)
Gross profit - Product Services	57,404	174,024	108,152
Segment results	724,911	753,029	823,332
Depreciation	(207,495)	(165,347)	(149,512)
Amortisation	(368)	(843)	(762)
Loss on derecognition of right-of-use assets	(289)		(961)
Gain on disposal of vessels	56,708	20,391	42,374
Spot voyages
Segment information
Revenue	703,469	773,039	1,059,024
Voyage expenses	(348,238)	(383,798)	(509,340)
TCE income-Shipping	355,231	389,241	549,684
Time charter
Segment information
Revenue	312,276	189,764	165,496
Shipping
Segment information
Depreciation	(207,495)	(165,347)	(149,512)
Amortisation	(264)	(739)	(699)
Loss on derecognition of right-of-use assets	(289)		(961)
Gain on disposal of vessels	56,708	20,391	42,374
Shipping | Spot voyages
Segment information
Revenue	703,469	773,039	1,059,024
Voyage expenses	(348,238)	(383,798)	(509,340)
Shipping | Time charter
Segment information
Revenue		189,764
Product Services
Segment information
Revenue from Product Services	2,566,394	2,600,944	1,722,820
Cost of cargo and delivery expenses	(2,460,924)	(2,390,929)	(1,547,059)
Depreciation	(48,066)	(35,991)	(67,609)
Amortisation	(104)	(104)	(63)
Operating segment | Shipping
Segment information
TCE income-Shipping	708,974	608,196	797,495
Segment results	708,974	608,196	797,495
Operating segment | Shipping | Spot voyages
Segment information
TCE income-Shipping	396,698	417,870	613,001
Operating segment | Shipping | Time charter
Segment information
Revenue	312,276		184,494
Operating segment | Product Services
Segment information
Gross profit - Product Services	15,937	144,833	25,837
Segment results	15,937	144,833	25,837
Inter-segment elimination
Segment information
TCE income-Shipping	(41,467)	(29,191)	(82,315)
Revenue from Product Services	(24,206)	(49,501)	(112,211)
Cost of cargo and delivery expenses	65,673	78,692	194,526
Gross profit - Product Services	41,467	29,191	82,315
Inter-segment elimination | Spot voyages
Segment information
Revenue	(65,698)	(78,130)	(175,528)
Voyage expenses	24,231	49,501	112,211
TCE income-Shipping	(41,467)	(28,629)	(63,317)
Inter-segment elimination | Time charter
Segment information
Revenue		(562)	(18,998)
Inter-segment elimination | Shipping | Spot voyages
Segment information
Revenue	(65,698)	(78,130)	(175,528)
Voyage expenses	24,231	49,501	112,211
Inter-segment elimination | Shipping | Time charter
Segment information
Revenue		(562)
Inter-segment elimination | Product Services
Segment information
Revenue from Product Services	(24,206)	(49,501)	(112,211)
Cost of cargo and delivery expenses	$ 65,673	$ 78,692	$ 194,526